ALERIS INTERNATIONAL, INC.

25825 Science Park Drive, Suite 400

BEACHWOOD, OHIO 44122

(216) 910-3400

April 27, 2005

Re:	Aleris International, Inc.

Registration Statement on Form S-4, as amended

Registration No. 333-122564

Securities and Exchange Commission	VIA EDGAR

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20549

Ladies and Gentlemen:

The undersigned hereby requests that the effectiveness of its Registration Statement on Form S-4, as amended (Registration No. 333-122564) be accelerated so that such Registration Statement will become effective at 9:00 a.m., EDT, on April 29, 2005, or as soon thereafter as practicable.

The undersigned acknowledges that:

(a) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

(b) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the undersigned from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

(c) the company may not assert the staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

ALERIS INTERNATIONAL, INC.

By:	/s/ Christopher R. Clegg
Name:	Christopher R. Clegg

Title:	Senior Vice President, General Counsel and Secretary